Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Right of use asset

Right of use asset (ROU) is summarized below:

December 31, 2020
Operating lease at inception - June 2, 2020	$156,554
Less accumulated reduction	(31,097)
Balance ROU asset as of December 31, 2020	$125,457

Operating lease liability related to the ROU asset is summarized below:

Operating lease liabilities at inception - June 2, 2020	$156,554
Reduction of lease liabilities	(30,406)
Total lease liabilities - December 31, 2020	$126,148
Less: current portion	(52,181)
Lease liabilities, non-current	$73,967

Non-cancellable operating lease total future payments at December 31, 2020 are summarized below:

Total minimum operating lease payments	$153,020
Less discount to fair value	(26,873)
Total lease liability at December 31, 2020	$126,147

Right of use asset (ROU) is summarized below:

September 30, 2020
Operating lease at inception - June 2, 2020	$156,554
Less accumulated reduction	(17,778)
Balance ROU asset as of September 30, 2020	$138,776

Operating lease liability related to the ROU asset is summarized below:

Operating lease liabilities at inception - June 2, 2020	$156,554
Reduction of lease liabilities	(17,383)
Total lease liabilities - September 30, 2020	$139,171
Less: current portion	(52,180)
Lease liabilities, non-current	$86,991

Non-cancellable operating lease total future payments at September 30, 2020 are summarized below:

Total minimum operating lease payments	$168,483
Less discount to fair value	(29,312)
Total lease liability at September 30, 2020	$139,171

Schedule of future minimum lease payments
Years ending September 30,	Amount
2021	$46,722
2022	63,369
2023	42,929
Total minimum non-cancelable operating lease payments	$153,020

Years ending September 30,	Amount
2021	62,185
2022	63,369
2023	42,929
Total minimum non-cancelable operating lease payments	$168,483